Note 17 - Interest and Finance Costs (Details) - Summary of Interest and Finance Costs (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Interest and Finance Costs [Abstract]
Interest on debt (Note 11)	$ 290	$ 4,505	$ 7,240
Delos termination fee interest (Note 21)	116	139
Bank charges	28	964	297
Amortization and write-off of financing fees	16	1,815	1,437
Amortization of debt discount			371
Total	$ 450	$ 7,443	$ 9,345